10Q LONG-TERM DEBT AND LINES OF CREDIT - Revolving Credit Facility (Details) - Line of Credit	May 15, 2025	May 15, 2025 USD ($)	May 15, 2025 subsidiary	May 15, 2025 renewal_option	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 19, 2022 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 1,283,400,000
Available borrowings under credit facility						2,280,300,000
Revolving Credit Facility
Debt Instrument [Line Items]
Gross long-term debt					$ 1,528,000,000	$ 1,500,000,000	$ 1,570,000,000
Revolving Credit Facility | Revolving Credit Facility With Syndicate Financial Institution
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 7,250,000,000
Current borrowing capacity		5,750,000,000
Line Of Credit Facility, Accordion Feature, Higher Borrowing Capacity Option		7,500,000,000
Number of extension options			2	2
Extension term	1 year
Basis spread on variable rate (as a percent)	1.375%
Interest rate (as a percent)					5.80%
Revolving Credit Facility | Revolving Credit Facility With Syndicate Financial Institution | Scenario, Plan
Debt Instrument [Line Items]
Current borrowing capacity		1,500,000,000
Revolving Credit Facility | Revolving Credit Facility With Syndicate Financial Institution | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.00%
Revolving Credit Facility | Revolving Credit Facility With Syndicate Financial Institution | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.75%
Revolving Credit Facility | Revolving Credit Facility With Syndicate Financial Institution | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Revolving Credit Facility | Revolving Credit Facility With Syndicate Financial Institution | Credit Spread Adjustment or Alternative Currency Term Floor Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Revolving Credit Facility | Revolving Credit Facility With Syndicate Financial Institution | Daily Floating Secured Overnight Financing Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Revolving Credit Facility | Revolving Credit Facility With Syndicate Financial Institution | Alternative Currency Rate Floor
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Revolving Credit Facility | Revolving Credit Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 5,750,000,000
Letter of Credit | Revolving Credit Facility With Syndicate Financial Institution
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 500,000,000			$ 500,000,000
Standby Letters of Credit | Revolving Credit Facility With Syndicate Financial Institution
Debt Instrument [Line Items]
Available borrowings under credit facility					$ 3,300,000,000